SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	46	715,000	615,000	895,000
Weighted average remaining contractual life (years)	1 year 6 months	2 years 9 months 7 days
Weighted average exercise price | $ / shares	$ 2,648.6	$ 1.51	$ 1.41	$ 1.16
Number of stock options exercisable | shares	46	667,500
Weighted average exercise price exercisable | $ / shares	$ 2,648.6	$ 1.47
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		3,763	3,237	4,711
Weighted average remaining contractual life (years)		2 years 9 months 7 days
Weighted average exercise price | $ / shares		$ 286.9	$ 267.9	$ 220.4
Number of stock options exercisable | shares		3,513
Weighted average exercise price exercisable | $ / shares		$ 279.3
Stock options one [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	46	250,000
Weighted average remaining contractual life (years)	1 year 6 months	2 years 3 months
Weighted average exercise price | $ / shares	$ 2,648.6	$ 0.82
Number of stock options exercisable | shares	46	250,000
Weighted average exercise price exercisable | $ / shares	$ 2,648.6	$ 0.82
Stock options one [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		1,316
Weighted average remaining contractual life (years)		2 years 3 months
Weighted average exercise price | $ / shares		$ 155.8
Number of stock options exercisable | shares		1,316
Weighted average exercise price exercisable | $ / shares		$ 155.8
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		240,000
Weighted average remaining contractual life (years)		2 years 6 months
Weighted average exercise price | $ / shares		$ 1.22
Number of stock options exercisable | shares		240,000
Weighted average exercise price exercisable | $ / shares		$ 1.22
Stock Options Two [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		1,263
Weighted average remaining contractual life (years)		2 years 6 months
Weighted average exercise price | $ / shares		$ 231.8
Number of stock options exercisable | shares		1,263
Weighted average exercise price exercisable | $ / shares		$ 231.8
Stock Options Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		115,000
Weighted average remaining contractual life (years)		2 years 9 months 29 days
Weighted average exercise price | $ / shares		$ 2.65
Number of stock options exercisable | shares		115,000
Weighted average exercise price exercisable | $ / shares		$ 2.65
Stock Options Three [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		605
Weighted average remaining contractual life (years)		2 years 9 months 29 days
Weighted average exercise price | $ / shares		$ 503.5
Number of stock options exercisable | shares		605
Weighted average exercise price exercisable | $ / shares		$ 503.5
Stock Options Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		10,000
Weighted average remaining contractual life (years)		3 years 6 months
Weighted average exercise price | $ / shares		$ 6.20
Number of stock options exercisable | shares		10,000
Weighted average exercise price exercisable | $ / shares		$ 6.20
Stock Options Four [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		53
Weighted average remaining contractual life (years)		3 years 6 months
Weighted average exercise price | $ / shares		$ 1,178
Number of stock options exercisable | shares		53
Weighted average exercise price exercisable | $ / shares		$ 1,178
Stock Options Five [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		10,000
Weighted average remaining contractual life (years)		4 years 3 months 29 days
Weighted average exercise price | $ / shares		$ 3.82
Number of stock options exercisable | shares		7,500
Weighted average exercise price exercisable | $ / shares		$ 3.82
Stock Options Five [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		53
Weighted average remaining contractual life (years)		4 years 3 months 29 days
Weighted average exercise price | $ / shares		$ 725.8
Number of stock options exercisable | shares		39
Weighted average exercise price exercisable | $ / shares		$ 725.8
Stock options six [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		90,000
Weighted average remaining contractual life (years)		4 years 6 months 29 days
Weighted average exercise price | $ / shares		$ 1.93
Number of stock options exercisable | shares		45,000
Weighted average exercise price exercisable | $ / shares		$ 1.93
Stock options six [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares		473
Weighted average remaining contractual life (years)		4 years 6 months 29 days
Weighted average exercise price | $ / shares		$ 366.7
Number of stock options exercisable | shares		237
Weighted average exercise price exercisable | $ / shares		$ 366.7